Mar. 15, 2024
FT Vest Buffered Allocation Growth ETF

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, the Average Annual Total Return table in the section entitled “Annual Total Return” is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2023

	1 Year	Since Inception	Inception Date
Return Before Taxes	18.85%	2.93%	10/26/2021
Return After Taxes on Distributions	18.85%	2.93%
Return After Taxes on Distributions and Sale of Fund Shares	11.16%	2.24%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	3.62%